Reserve For Legal Settlement (Tables)	12 Months Ended
Dec. 31, 2015
Reserve For Legal Settlement Tables
Schedule of Reserve for Legal Settlement

The reserve for legal settlement consisted of the following as of:

	December 31, 2015	December 31, 2014
	Successor	Predecessor

Award of attorneys’ fees	$-	$316,545
Accrued interest to December 31, 2014		26,379
	$-	$342,924